Variable Portfolio – Managed Volatility Growth Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 60.3%
	Shares	Value ($)
International 17.6%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	62,190,767	813,455,234
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	56,664,999	594,982,490
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	25,809,720	312,555,708
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	30,968,909	311,547,226
Total		2,032,540,658
U.S. Large Cap 35.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	6,017,809	291,021,224
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	6,884,825	691,580,630
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	10,232,945	423,643,906
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	32,729,041	680,109,469
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	10,071,508	423,909,756
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	9,334,920	390,199,674
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	326,358	16,526,784
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	6,029,741	391,209,634
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	10,288,499	394,255,285
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	9,110,843	380,924,350
Total		4,083,380,712
U.S. Mid Cap 2.5%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,414,007	71,577,028
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	1,771,078	71,250,496
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,411,235	71,126,260
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,453,473	71,612,602
Total		285,566,386
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 4.9%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	6,127,039	82,715,020
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	6,334,437	83,741,254
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	6,436,690	202,176,429
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	5,348,256	203,126,784
Total		571,759,487
Total Equity Funds (Cost $4,082,147,883)		6,973,247,243

Exchange-Traded Equity Funds 3.6%

U.S. Large Cap 1.5%
Vanguard Russell 1000 Growth ETF	1,952,510	169,224,042
U.S. Mid Large Cap 2.1%
iShares Russell 1000 Growth Index Fund	725,794	244,628,867
Total Exchange-Traded Equity Funds (Cost $343,892,116)		413,852,909

Exchange-Traded Fixed Income Funds 2.1%

Investment Grade 2.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,124,500	122,480,540
Vanguard Intermediate-Term Corporate Bond ETF	1,510,000	121,570,100
Total		244,050,640
Total Exchange-Traded Fixed Income Funds (Cost $232,001,061)		244,050,640

Fixed Income Funds 10.3%

Investment Grade 10.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	18,905,218	161,261,513
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	8,362,705	79,696,579
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	19,725,346	152,279,671
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	9,042,137	79,751,647
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	17,550,316	160,058,883

Variable Portfolio – Managed Volatility Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2024 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	21,443,118	199,635,425
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	37,257,762	361,027,714
Total		1,193,711,432
Total Fixed Income Funds (Cost $1,385,533,692)		1,193,711,432

Residential Mortgage-Backed Securities - Agency 3.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2039- 04/11/2054	3.000%	181,100,000	156,249,114
04/16/2039- 04/11/2054	3.500%	62,100,000	56,272,160
04/16/2039- 04/11/2054	4.000%	144,350,000	134,530,757
04/11/2054	4.500%	60,000,000	57,133,343
04/11/2054	5.000%	45,800,000	44,685,374
Total Residential Mortgage-Backed Securities - Agency (Cost $451,838,047)			448,870,748

Put Option Contracts Purchased 0.7%
Value ($)
(Cost $106,247,451)	73,746,700

Money Market Funds 21.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(a),(d)	2,499,646,418	2,499,146,489
Total Money Market Funds (Cost $2,498,525,417)		2,499,146,489
Total Investments in Securities (Cost: $9,100,185,667)		11,846,626,161
Other Assets & Liabilities, Net		(283,485,972)
Net Assets		11,563,140,189
At March 31, 2024, securities and/or cash totaling $176,674,504 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
40,000,000 AUD	26,376,000 USD	Barclays	04/05/2024	307,760	—
40,392,574 USD	35,000,000 CHF	Barclays	04/05/2024	—	(1,570,550)
282,820,321 USD	262,000,000 EUR	Barclays	04/05/2024	—	(127,561)
60,000,000 EUR	64,941,600 USD	Citi	04/05/2024	202,800	—
47,000,000 GBP	59,803,580 USD	Citi	04/05/2024	481,543	—
48,283,270 USD	65,000,000 CAD	Citi	04/05/2024	—	(294,763)
25,195,900 USD	20,000,000 GBP	Citi	04/05/2024	47,520	—
29,995,250 USD	50,000,000 NZD	Citi	04/05/2024	—	(122,650)
88,399,150 USD	70,000,000 GBP	Goldman Sachs International	04/05/2024	—	(47,180)
86,729,862 USD	132,500,000 AUD	HSBC	04/05/2024	—	(378,818)
25,235,900 USD	20,000,000 GBP	HSBC	04/05/2024	7,520	—
30,030,230 USD	4,500,000,000 JPY	HSBC	04/05/2024	—	(290,081)
7,831,084 USD	80,000,000 SEK	HSBC	04/05/2024	—	(356,344)
2,000,000,000 JPY	13,435,435 USD	JPMorgan	04/05/2024	217,591	—
3,348,120 USD	500,000,000 JPY	JPMorgan	04/05/2024	—	(43,659)
304,000,000 NOK	28,889,375 USD	Morgan Stanley	04/05/2024	885,566	—
29,324,295 USD	45,000,000 AUD	Morgan Stanley	04/05/2024	2,475	—
28,652,474 USD	300,000,000 NOK	Morgan Stanley	04/05/2024	—	(1,017,137)
26,116,280 USD	40,000,000 AUD	UBS	04/05/2024	—	(48,040)
32,198,037 USD	340,000,000 NOK	UBS	04/05/2024	—	(877,988)
27,778,770 USD	45,000,000 NZD	UBS	04/05/2024	—	(893,430)
45,000,000 AUD	29,477,025 USD	Wells Fargo	04/05/2024	150,255	—
20,000,000 CHF	22,331,647 USD	Wells Fargo	04/05/2024	147,633	—
Variable Portfolio – Managed Volatility Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
17,000,000 GBP	21,433,889 USD	Wells Fargo	04/05/2024	—	(23,018)
45,000,000 NZD	27,505,215 USD	Wells Fargo	04/05/2024	619,875	—
220,086,192 USD	32,250,000,000 JPY	Wells Fargo	04/05/2024	—	(6,948,457)
Total				3,070,538	(13,039,676)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	4,284	06/2024	EUR	216,127,800	5,048,731	—
FTSE 100 Index	1,020	06/2024	GBP	81,477,600	3,813,103	—
MSCI Singapore Index	545	04/2024	SGD	15,851,325	—	(35,683)
OMXS30 Index	5,001	04/2024	SEK	1,262,502,450	3,509,002	—
S&P 500 Index E-mini	7,492	06/2024	USD	1,988,564,100	37,262,468	—
TOPIX Index	1,303	06/2024	JPY	35,825,985,000	8,353,876	—
U.S. Long Bond	38	06/2024	USD	4,576,625	66,426	—
U.S. Treasury 10-Year Note	281	06/2024	USD	31,133,922	113,690	—
U.S. Treasury 2-Year Note	100	06/2024	USD	20,448,438	21,695	—
U.S. Treasury 2-Year Note	626	06/2024	USD	128,007,219	—	(141,278)
U.S. Treasury 5-Year Note	1,543	06/2024	USD	165,125,109	251,023	—
U.S. Treasury Ultra Bond	38	06/2024	USD	4,902,000	84,237	—
Total					58,524,251	(176,961)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	(1,830)	06/2024	USD	(196,349,850)	—	(3,161,288)
S&P/TSX 60 Index	(375)	06/2024	CAD	(100,605,000)	—	(1,279,677)
SPI 200 Index	(218)	06/2024	AUD	(43,332,950)	—	(534,625)
Total					—	(4,975,590)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	669,929,625	1,275	3,800.00	06/20/2025	12,059,612	6,630,000
S&P 500 Index	Morgan Stanley	USD	1,374,012,525	2,615	3,700.00	12/19/2025	24,961,553	18,056,575
S&P 500 Index	Morgan Stanley	USD	751,372,050	1,430	4,100.00	12/19/2025	15,968,133	14,521,650
S&P 500 Index	Morgan Stanley	USD	811,797,075	1,545	4,000.00	12/19/2025	18,652,054	14,183,100
S&P 500 Index	Morgan Stanley	USD	669,929,625	1,275	3,900.00	12/19/2025	18,211,487	10,639,875
S&P 500 Index	Morgan Stanley	USD	669,929,625	1,275	3,800.00	12/19/2025	16,394,612	9,715,500
Total							106,247,451	73,746,700
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	2,468,457,671	839,325,406	(808,644,082)	7,494	2,499,146,489	—	5,925	32,847,434	2,499,646,418
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	273,920,541	—	(3,436,001)	20,536,684	291,021,224	—	7,692,171	—	6,017,809

Variable Portfolio – Managed Volatility Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	638,351,999	—	(8,737,404)	61,966,035	691,580,630	—	14,016,097	—	6,884,825
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	162,428,652	—	(43,908)	(1,123,231)	161,261,513	—	(11,353)	—	18,905,218
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	402,981,313	—	(7,502,087)	28,164,680	423,643,906	—	15,525,770	—	10,232,945
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	79,278,443	—	—	418,136	79,696,579	—	—	—	8,362,705
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	155,830,234	—	—	(3,550,563)	152,279,671	—	—	—	19,725,346
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	795,301,439	34,290,896	—	(16,137,101)	813,455,234	—	—	34,290,896	62,190,767
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	639,631,275	—	(14,654,441)	55,132,635	680,109,469	—	5,273,013	—	32,729,041
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	392,996,627	—	(2,587,893)	33,501,022	423,909,756	—	715,928	—	10,071,508
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	77,801,417	—	(6,110,351)	(114,038)	71,577,028	—	8,027,649	—	1,414,007
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	77,321,497	—	(6,016,258)	(54,743)	71,250,496	—	6,249,790	—	1,771,078
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	82,938,801	—	(3,880,073)	3,656,292	82,715,020	—	(474,423)	—	6,127,039
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	77,098,425	—	(8,584,640)	15,227,469	83,741,254	—	(4,940,337)	—	6,334,437
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	80,748,344	—	(2,517)	(994,180)	79,751,647	—	(464)	—	9,042,137
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	161,111,901	—	—	(1,053,018)	160,058,883	—	—	—	17,550,316
CTIVP® – MFS® Value Fund, Class 1 Shares
	366,201,348	—	(6,031,570)	30,029,896	390,199,674	—	1,719,087	—	9,334,920
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	15,116,916	—	—	1,409,868	16,526,784	—	—	—	326,358
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	375,391,895	—	(6,585,331)	22,403,070	391,209,634	—	14,019,280	—	6,029,741
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	369,679,993	—	(6,643,522)	31,218,814	394,255,285	—	2,343,016	—	10,288,499
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	201,784,058	—	(4,973)	(2,143,660)	199,635,425	—	(670)	—	21,443,118
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	77,021,593	—	(5,281,511)	(613,822)	71,126,260	—	6,730,339	—	1,411,235
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	78,913,596	—	(5,759,868)	(1,541,126)	71,612,602	—	8,566,200	—	1,453,473
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	362,518,025	—	—	(1,490,311)	361,027,714	—	—	—	37,257,762
Variable Portfolio – Managed Volatility Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	352,776,238	—	(5,012,955)	33,161,067	380,924,350	—	9,168,616	—	9,110,843
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	571,144,273	7,644,718	—	16,193,499	594,982,490	—	—	7,644,719	56,664,999
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	294,590,714	2,075,723	—	15,889,271	312,555,708	—	—	2,075,724	25,809,720
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	302,217,507	8,745,044	—	584,675	311,547,226	—	—	8,745,043	30,968,909
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	193,392,148	—	(5,953,733)	14,738,014	202,176,429	—	925,583	—	6,436,690
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	200,287,773	—	(3,701,606)	6,540,617	203,126,784	—	1,925,886	—	5,348,256
Total	10,327,234,656			361,963,445	10,666,105,164	—	97,477,103	85,603,816

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – Managed Volatility Growth Fund  | First Quarter Report 2024

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